Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Total undiscounted cash flows	$ 126,740
Less imputed interest	(17,381)
Present value of lease liabilities	109,359
2020 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	37,059
2021 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	25,466
2022 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	12,988
2023 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	10,266
2024 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	8,188
2025 and thereafter [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	$ 32,773